Disclosures on equity - Movements in Other Reserves and Changes in Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ (44,155)	$ 7,432	$ (14,223)
Movement of reserves	22,942	(38,084)	7,380
Reclassification adjustments	(9,912)	(3,739)	14,275
Reclassification to retained earnings		(9,764)
Closing balance	(31,125)	(44,155)	7,432
Foreign currency translation difference before taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	(7,913)	(11,569)	(25,745)
Movement of reserves	(129)	4,046	(404)
Reclassification adjustments		(390)	14,580
Closing balance	(8,042)	(7,913)	(11,569)
Reserve for cash flow hedges before taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	(46,589)	6,173	9,879
Movement of reserves	36,079	(66,051)	(461)
Reclassification adjustments	(9,457)	13,289	(3,245)
Closing balance	(19,967)	(46,589)	6,173
Reserve for cash flow hedges tax
Disclosure of Disclosures on equity [Line Items]
Opening balance	12,564	(1,682)	(2,683)
Movement of reserves	(7,172)	14,246	1,001
Closing balance	5,392	12,564	(1,682)
Reserve for actuarial gains and losses from defined benefit plans before taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	(5,879)	(10,527)	(11,482)
Movement of reserves	(6,276)	4,648	955
Closing balance	(12,155)	(5,879)	(10,527)
Reserve for actuarial gains and losses from defined benefit plans deferred taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	1,705	1,847	1,992
Movement of reserves	1,252	(142)	(145)
Closing balance	2,957	1,705	1,847
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income before taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	(15,271)	10,176	392
Movement of reserves	190	(12,072)	9,784
Reclassification to retained earnings		(13,375)
Closing balance	(15,081)	(15,271)	10,176
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income deferred taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	4,125	(3,304)	(662)
Movement of reserves	(17)	3,818	(2,642)
Reclassification to retained earnings		3,611
Closing balance	4,108	4,125	(3,304)
Other reserves, before taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	13,103	16,318	14,086
Movement of reserves	(985)	134	2,537
Reclassification adjustments	(455)	(3,349)	(305)
Closing balance	11,663	13,103	16,318
Total reserves, reserves
Disclosure of Disclosures on equity [Line Items]
Opening balance	(62,549)	10,571	(12,870)
Movement of reserves	28,879	(56,006)	9,166
Reclassification adjustments	(9,912)	(3,739)	14,275
Reclassification to retained earnings		(13,375)
Closing balance	(43,582)	(62,549)	10,571
Total reserves, deferred taxes
Disclosure of Disclosures on equity [Line Items]
Opening balance	18,394	(3,139)	(1,353)
Movement of reserves	(5,937)	17,922	(1,786)
Reclassification to retained earnings		3,611
Closing balance	$ 12,457	$ 18,394	$ (3,139)